UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22716

Stone Harbor Emerging Markets Total Income Fund

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: June 1, 2014 – November 30, 2014

Item 1.     Report to Stockholders.

Stone Harbor

Investment Partners

November 30, 2014

Semi-Annual Report

Emerging Markets Total Income Fund

Distribution Policy

November 30, 2014

Stone Harbor Emerging Markets Total Income Fund (the “Fund”), acting pursuant to a Securities and Exchange Commission exemptive order and with the approval of the Fund’s Board of Trustees (the “Board”), has adopted a plan, consistent with its investment objectives and policies to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Fund began distributing $0.1511 per share on a monthly basis in December 2012.

The fixed amount distributed per share is subject to change at the discretion of the Fund’s Board. Under the Plan, the Fund will typically distribute most or all of its available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may also distribute long term capital gains and short term capital gains and return capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Fund to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the Plan. The Fund’s total return performance on net asset value is presented in its financial highlights table. The Board may amend, suspend or terminate the Fund’s Plan without prior notice if it deems such action to be in the best interest of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. The Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, investments in foreign securities, foreign currency fluctuations and changes in the Code. Please refer to the Fund’s prospectus for a more complete description of its risks.

Stone Harbor Emerging Markets Total Income Fund	Shareholder Letter
November 30, 2014 (Unaudited)

Dear Investor,

The Stone Harbor Emerging Markets Total Income Fund (“EDI” or “Fund”) seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund invests in fixed income securities and related instruments that are economically tied to emerging markets (EM) countries, including sovereign external debt, local currency debt (non-U.S. dollar), and corporate debt from EM issuers. Additionally, the Fund may invest up to 20% of its assets in emerging equity markets.

Our investment thesis is straightforward - despite significant recent market volatility, we believe EM debt markets continue to offer attractive investment opportunities for total return investors. That investment thesis has been tested during the six month period covered in this report. Macroeconomic volatility combined with some idiosyncratic developments in key countries have created a challenging environment, especially for local currency denominated EM sovereign debt. Nonetheless, most EM countries maintain prudent debt levels and substantially lower fiscal deficits relative to the developed world. In addition, EM debt still offers higher yields than advanced economy debt, even though EMs have better relative fundamentals in most cases, based on our analysis. This combination of high yields and attractive fundamentals supports our efforts to seek to generate attractive total returns over a market cycle.

We believe that a key advantage we have in managing EDI is the latitude to adjust the risk in the portfolio based on fundamental economic and credit views, as well as our assessment of the macroeconomic environment. Our investment process focuses on allocating to three distinct sectors of EM debt, each of which tend to behave differently in various macroeconomic environments. We also can invest a more constrained portion of EDI in the EM equity markets. We believe these allocation decisions provide important diversifying benefits.

In addition, we can vary the amount of leverage used by the Fund depending on our confidence in our return expectations. In general, we employ leverage to seek higher returns. However, when uncertainty rises, and with it greater perceived risks, we can also reduce leverage so that the Fund has less exposure to EM debt.

Performance Review

The total return on net asset value (NAV) of EDI for the six months ending November 30, 2014 was -6.21%, (net of expenses). For the same period, the Fund maintained an average discount to its NAV of 6.60%1. Market tracking indices for the three sectors of EM debt — external sovereign debt, local currency debt and corporate debt — delivered total returns of 1.56%, -4.50% and 1.28%, respectively, during the reporting period. The relatively poor performance of local currency debt was driven by negative returns from foreign exchange. As discussed above, asset allocation is an important factor in our management of the Fund. Our allocation to local currency sovereign debt ranged from approximately 22% to 32% of the total portfolio during the six month period. The allocation was substantially below our long term allocation to local currency debt.

In the Fund’s exposure to sovereign debt, our holdings in U.S. dollar-denominated debt of Venezuela had a large negative impact on returns for the six month period. We invested in Venezuela based on our assessment of the country’s ability and willingness to repay debt from U.S. dollar cash flows generated from oil exports. We also believed that Venezuela’s government had strong incentives to prioritize oil export cash flows for servicing external debt in order to maintain relationships with integrated global oil companies that invest in Venezuela’s Orinoco oil belt, which contains some of the world’s largest proven oil reserves. Venezuela’s political situation has been quite chaotic during the administration of President Maduro. In addition, economic growth has slowed and inflation is rising. This political volatility overwhelmed the country’s solid debt fundamentals as the market sold off during the July to November time period. Heightened political volatility combined with weakness in oil prices put substantial downward pressure on Venezuela’s debt. As of the date of this report, Venezuela offered the highest yields in the sovereign hard currency universe. This high yield combined with Venezuela’s structural incentives to continue servicing its debt underscore our continued commitment to Venezuelan debt.

Throughout the reporting period, leverage consisted primarily of short-term reverse repurchase agreements through which the Fund borrowed funds by selling securities under the obligation to repurchase them at a later date at a fixed price. The implied borrowing costs of the repurchase agreements averaged approximately 0.55% per annum. The level of gross leverage reached a maximum of approximately 33.3% of total assets on November 6, 2014 and a minimum of approximately 28.4% on June 9, 2014. By the end of the reporting period, leverage was approximately 32.4%. Net leverage (gross leverage less cash held) remained lower than gross leverage throughout the period. The Fund’s management team varied borrowing levels to reflect the team’s outlook on EM debt, increasing borrowings when it felt opportunities had improved and reducing borrowings when, in the team’s judgment, macroeconomic risks had risen.

2	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Shareholder Letter
November 30, 2014 (Unaudited)

Market Review and Outlook

In our view, the total returns for EM indices for the reporting period reflected a combination of events in developed markets and emerging markets overlayed by valuations in emerging markets.

Macroeconomic developments in advanced economies are important inputs into our assessment of the outlook for EM debt returns. The impact of developments outside the emerging markets on emerging market valuations has been a critical variable in the performance of emerging market assets since the end of the 2008 financial crisis. These factors, including weaker-than-expected economic growth, a strong US dollar and falling oil prices weighed on the Fund’s performance during this six month period, in our view.

Despite these influences from advanced economies, our fundamental views on emerging markets have not changed. We continue to forecast that many EM country growth rates should improve in the next 12-18 months. In our view, expectations for improved U.S. growth, together with recent depreciation of emerging market currencies and prior monetary easing by EM central banks, will support EM growth in the months ahead. But we believe this process will take time. Government deficits in most EM countries remain at healthy levels, particularly compared to the U.S., Japan and many developed European countries. We believe markets will again focus on the relative strengths of EM fundamentals.

In the past, we have detailed some of the key risks to our constructive outlook for emerging markets debt. Today, those risks seem to emanate from both developed and emerging countries. The possibility of rising U.S. interest rates, the ongoing political and religious strife in the Middle East, weak growth in Europe and the potential for China’s growth rate to fall short of expectations are all potential risks. However, our base case return scenarios for EM debt over the coming year remain positive. Our view derives from a disciplined investment process in which we review the ability and willingness of borrowers to repay their debts. We also assess whether current prices of bonds reflect adequate compensation for risk within the current macroeconomic environment. Based on this process, we continue to believe that EM debt will generate the highest returns in the fixed income markets.

Other general risks of the Fund relate to our use of leverage and also to the longer-term prospects for a rise in global interest rates. Stone Harbor attempts to mitigate the risk of loss of principal due to the possibility of a general rise in global interest rates through our investment processes that determine sector and country allocations, as well as security selection. We seek to reduce interest rate sensitivity during periods of rising interest rates. Notwithstanding these efforts, rising interest rates would increase the Fund’s cost of leverage and could also decrease the value of its portfolio securities, adversely affecting Fund performance.

We continue to believe that investing in EDI may offer an attractive means of capitalizing on further improvements in credit quality in EM. We thank you for your confidence in our ability to invest in these challenging markets and look forward to reporting on EDI in six months.

Sincerely,

Thomas K. Flanagan

Chairman of the Board of Trustees

[1]

Performance on a market value basis, or at market price, will differ from its results at NAV. Although market price returns typically reflect investment results overtime, during shorter periods, returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

Semi-Annual Report | November 30, 2014	3

Stone Harbor Emerging Markets Total Income Fund	Summary of Portfolio Holdings
November 30, 2014 (Unaudited)

Fund Details
Market Price	$17.60
Net Asset Value (NAV)	$18.94
Premium/(Discount)	(7.07%)
Current Distribution Rate(1)	10.30%
Net Assets (in millions)	$182

Country Allocation
(as a % of total net assets)
Country Breakdown	% of TNA
Venezuela	19.76%
Brazil (Includes 2.05% ETF)	19.49%
Argentina	17.93%
Mexico	12.27%
South Africa	9.74%
Turkey (Includes 1.55% ETF)	9.67%
Indonesia	7.39%
Dominican Republic	5.03%
Ivory Coast	4.03%
Russia	3.66%
Kazakhstan	3.34%
El Salvador	3.18%
Iraq	3.01%
Peru	2.78%
Kenya	2.27%
Ukraine	2.13%
China	1.95%
Chile	1.21%
India	1.13%
Jamaica	1.00%
Ghana	0.99%
Nigeria	0.96%
Angola	0.89%
Colombia	0.73%
Ecuador	0.60%
Guatemala	0.59%
Costa Rica	0.53%
Honduras	0.53%
Panama	0.52%
Israel	0.46%
Trinidad	0.17%
Vanguard FTSE Emerging Markets ETF	2.32%
Total	140.26%
Short Term Security	0.80%
Other Liabilities in Excess of Assets	-41.06%

Total Net Assets	100.00%

Security Type Allocation(2)	Sector Allocation(2)
	Sovereign Local	32.4%
	Sovereign External	44.8%
	Corporate	15.2%
	Equity	4.0%
	Cash & Equivalents/ U.S. Treasuries	3.6%
	Regional Breakdown(2)
	Latin America	59.3%
	Africa	13.1%
	Europe	12.9%
	Asia	7.1%
	Middle East	2.4%
	Other	1.6%
	Cash & Equivalents/ U.S. Treasuries	3.6%
	Sovereign Local
	Currency Breakdown(2)
	Brazilian Real	10.7%
	Colombian Peso	0.3%
	Indonesian Rupiah	3.5%
	Mexican Peso	6.2%
	Turkish New Lira	4.9%
	South African Rand	6.8%
	Total	32.4%

(1)

Current Distribution Rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and return of capital in order to maintain a level distribution.

(2)

Based on managed assets and investment manager’s sector classifications including derivative exposure. For purposes of this example, managed assets include total net assets plus any borrowings attributed to the use of reverse repurchase agreements and the notional values of credit default swaps as described on pages 11 and 12.

4	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Growth of $10,000 Investment
November 30, 2014 (Unaudited)

Comparison of Change in Value of $10,000 Investment in Stone Harbor Emerging Markets Total Income Fund and the J.P. Morgan Emerging Markets Bond Indices: EMBI Global Diversified, CEMBI Broad Diversified, and GBI-EM Global Diversified (please refer to page 31 for detailed benchmark descriptions).

Total Returns as of November 30, 2014 (Commencement of Operations, October 25, 2012)

				Since Inception
	3 Months	6 Months	1 Year	(Annualized)
Stone Harbor Emerging Markets Total Income Fund – NAV	-7.54%	-6.21%	3.97%	-2.36%
Stone Harbor Emerging Markets Total Income Fund – Market Price	-8.69%	-7.48%	4.42%	-7.76%
J.P. Morgan CEMBI Broad Diversified	-0.14%	1.28%	7.20%	3.74%
J.P. Morgan EMBI Global Diversified	-0.04%	1.56%	10.53%	2.68%
J.P. Morgan GBI-EM Global Diversified	-4.89%	-4.50%	-0.33%	-2.69%

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested and includes all fee waivers and expense reimbursements. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or broker commissions or sales charges in connection with the purchase or sale of Fund shares. Investment return and principal value will vary, and shares, when sold, may be worth more or less than their original cost. Total returns for a period of less than one year are not annualized. Index returns do not include the effects of sales charges or management fees. It is not possible to invest directly in an index.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

Semi-Annual Report | November 30, 2014	5

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

			Maturity	Principal	Market Value
	Currency	Rate	Date	Amount*	(Expressed in U.S. $)
SOVEREIGN DEBT OBLIGATIONS - 88.79%
Argentina - 17.41%
Republic of Argentina:
	USD	7.000%	10/03/2015	22,883,427	$22,177,219 (1)
	USD	7.000%	04/17/2017	8,165,210	7,559,851 (1)
	USD	6.000%	03/31/2023	1,700,000	1,963,500 (2)

					31,700,570

Brazil - 15.12%
Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2017	20,260,000	7,573,504
	BRL	10.000%	01/01/2021	30,000,000	10,786,695
	BRL	10.000%	01/01/2023	25,830,000	9,169,927

					27,530,126

Colombia - 0.34%
Bogota Distrio Capital	COP	9.750%	07/26/2028	1,130,000,000	627,439 (3)

Costa Rica - 0.53%
Republic of Costa Rica:
	USD	4.250%	01/26/2023	431,000	409,181 (3)
	USD	4.375%	04/30/2025	300,000	278,437 (4)
	USD	7.000%	04/04/2044	269,000	275,893 (4)

					963,511

Dominican Republic - 5.03%
Dominican Republic:
	USD	7.500%	05/06/2021	3,874,000	4,387,305 (1)(3)
	USD	5.875%	04/18/2024	4,130,000	4,336,500 (1)(4)
	USD	7.450%	04/30/2044	387,000	437,310 (4)

					9,161,115

El Salvador - 3.18%
Republic of El Salvador:
	USD	7.750%	01/24/2023	2,820,000	3,216,563 (1)(3)
	USD	5.875%	01/30/2025	870,000	879,244 (3)
	USD	7.625%	02/01/2041	1,550,000	1,696,281 (1)(3)

					5,792,088

Ghana - 0.47%
Republic of Ghana:
	USD	7.875%	08/07/2023	650,000	646,750 (4)
	USD	8.125%	01/18/2026	200,000	199,500 (4)

					846,250

Honduras - 0.53%
Republic of Honduras	USD	8.750%	12/16/2020	853,000	972,420 (3)

Indonesia - 3.16%
Inter-American Development Bank	IDR	0.000%	08/20/2015	37,910,000,000	2,971,232 (5)
Republic of Indonesia:
	USD	4.875%	05/05/2021	1,597,000	1,716,775 (1)(3)
	USD	5.375%	10/17/2023	959,000	1,062,093 (3)

					5,750,100

Iraq - 3.01%
Republic of Iraq	USD	5.800%	01/15/2028	6,236,000	5,472,090 (1)(3)

See Notes to Financial Statements.
6	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

			Maturity	Principal	Market Value
	Currency	Rate	Date	Amount*	(Expressed in U.S. $)
Ivory Coast - 4.03%
Ivory Coast Government:
	USD	5.375%	07/23/2024	291,000	$282,270 (4)
	USD	7.774%	12/31/2032	7,256,000	7,056,460 (1)(3)(6)

					7,338,730

Jamaica - 1.00%
Jamaican Government	USD	7.625%	07/09/2025	1,686,000	1,812,450 (1)

Kenya - 2.27%
Republic of Kenya	USD	6.875%	06/24/2024	3,847,000	4,130,716 (1)(4)

Mexico - 7.01%
Mexican Bonos:
	MXN	9.500%	12/18/2014	5,511,000	397,203
	MXN	6.250%	06/16/2016	1,818,000	136,256
	MXN	4.750%	06/14/2018	95,690,000	6,943,852
	MXN	8.000%	06/11/2020	36,540,000	2,997,483
	MXN	6.500%	06/10/2021	30,000,000	2,289,662

					12,764,456

Nigeria - 0.25%
Republic of Nigeria	USD	6.375%	07/12/2023	432,000	450,360 (4)

Panama - 0.52%
Republic of Panama	USD	8.125%	04/28/2034	680,000	938,400

South Africa - 9.74%
Republic of South Africa:
	ZAR	13.500%	09/15/2015	3,166,667	301,964
	ZAR	13.500%	09/15/2016	3,166,667	320,456
	ZAR	8.000%	12/21/2018	38,510,000	3,635,379
	ZAR	7.250%	01/15/2020	147,160,000	13,469,663

					17,727,462

Turkey - 8.12%
Republic of Turkey:
	TRY	6.500%	01/07/2015	1,750,000	787,504
	TRY	8.300%	06/20/2018	3,980,000	1,833,201
	TRY	10.500%	01/15/2020	9,700,000	4,914,038
	TRY	7.100%	03/08/2023	12,230,000	5,305,054
	USD	5.750%	03/22/2024	201,000	227,130
	USD	7.375%	02/05/2025	359,000	452,340
	USD	6.875%	03/17/2036	80,000	100,900
	USD	6.625%	02/17/2045	933,000	1,165,084

					14,785,251

Ukraine - 2.13%
Ukraine Government:
	USD	6.250%	06/17/2016	1,499,000	1,184,210 (3)
	USD	6.580%	11/21/2016	3,484,000	2,700,100 (1)(3)

					3,884,310

Venezuela - 4.94%
Republic of Venezuela:
	EUR	7.000%	03/16/2015	376,000	444,163
	USD	13.625%	08/15/2018	400,000	302,980 (3)
	USD	7.750%	10/13/2019	4,300,300	2,408,168 (1)(3)
	USD	6.000%	12/09/2020	2,771,500	1,413,465 (1)(3)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	7

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Republic of Venezuela: (continued)
	USD	9.000%	05/07/2023	3,830,900	$2,087,840 (1)(3)
	USD	11.750%	10/21/2026	1,590,300	985,986 (1)(3)
	USD	9.250%	05/07/2028	2,000,000	1,070,000 (3)
	USD	11.950%	08/05/2031	471,200	287,432 (3)

					9,000,034

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $180,991,183)					161,647,878

CORPORATE BONDS - 40.19%
Angola - 0.89%
Puma International Financing SA	USD	6.750%	02/01/2021	1,607,000	1,615,035 (4)

Argentina - 0.52%
YPF SA	USD	8.750%	04/04/2024	908,000	948,860 (4)

Brazil - 2.33%
CIMPOR Financial Operations BV	USD	5.750%	07/17/2024	1,500,000	1,406,250 (4)
ESAL GmbH	USD	6.250%	02/05/2023	1,304,000	1,328,450 (4)
GTL Trade Finance Inc.	USD	7.250%	04/16/2044	1,000,000	1,021,300 (4)
Minerva Luxembourg SA	USD	7.750%	01/31/2023	219,000	226,665 (4)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	270,851	268,142 (4)

					4,250,807

Chile - 1.21%
GeoPark Latin America Ltd. Agencia en Chile	USD	7.500%	02/11/2020	625,000	637,500 (4)
VTR Finance BV	USD	6.875%	01/15/2024	1,500,000	1,566,075 (4)

					2,203,575

China - 1.95%
CITIC Ltd.:
	USD	7.875%	Perpetual	1,000,000	1,055,000 (7)
	USD	8.625%	Perpetual	200,000	230,000 (3)(7)
Country Garden Holdings Co. Ltd.	USD	11.125%	02/23/2018	1,006,000	1,074,408 (1)(3)
Kaisa Group Holdings Ltd.:
	USD	8.875%	03/19/2018	500,000	508,750 (4)
	USD	10.250%	01/08/2020	655,000	686,931 (3)

					3,555,089

Colombia - 0.39%
Empresas Publicas de Medellin ESP	COP	8.375%	02/01/2021	500,000,000	239,892 (3)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	497,000	464,695 (4)

					704,587

Ecuador - 0.60%
EP PetroEcuador via Noble Sovereign Funding I Ltd.	USD	5.866%	09/24/2019	1,109,000	1,090,979 (3)

Ghana - 0.52%
Tullow Oil PLC	USD	6.000%	11/01/2020	1,112,000	956,320 (4)

Guatemala - 0.59%
Comcel Trust	USD	6.875%	02/06/2024	1,000,000	1,070,000 (4)

India - 1.13%
ICICI Bank Ltd. Vedanta Resources PLC:	USD	6.375%	04/30/2022	600,000	624,000 (3)(7)
	USD	6.000%	01/31/2019	1,000,000	967,500 (4)
	USD	8.250%	06/07/2021	264,000	266,640 (4)

See Notes to Financial Statements.
8	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
India (continued)
Vedanta Resources PLC: (continued)
	USD	7.125%	05/31/2023	200,000	$193,000 (4)

					2,051,140

Indonesia - 0.62%
Pertamina Persero PT	USD	4.300%	05/20/2023	1,145,000	1,130,401 (1)(4)

Israel - 0.46%
B Communications Ltd.	USD	7.375%	02/15/2021	775,000	835,062 (4)

Kazakhstan - 3.34%
KazMunayGas National Co. JSC:
	USD	4.400%	04/30/2023	2,438,000	2,355,718 (1)(4)
	USD	5.750%	04/30/2043	400,000	375,616 (4)
Zhaikmunai LP	USD	7.125%	11/13/2019	3,500,000	3,351,250 (1)(4)

					6,082,584

Mexico - 5.26%
America Movil SAB de CV	MXN	6.000%	06/09/2019	50,000,000	3,663,043
Cemex Finance LLC	USD	9.375%	10/12/2022	1,500,000	1,725,000 (1)(4)
Metalsa SAB de CV	USD	4.900%	04/24/2023	481,000	447,330 (4)
Mexichem SAB de CV	USD	5.875%	09/17/2044	2,500,000	2,443,750 (4)
Sixsigma Networks Mexico SA de CV	USD	8.250%	11/07/2021	1,250,000	1,300,000 (4)

					9,579,123

Nigeria - 0.71%
Afren PLC	USD	10.250%	04/08/2019	1,406,000	1,286,912 (4)

Peru - 2.78%
Ajecorp BV	USD	6.500%	05/14/2022	1,555,000	1,407,275 (1)(4)
Cia Minera Ares SAC	USD	7.750%	01/23/2021	850,000	894,625 (4)
Southern Copper Corp.	USD	5.250%	11/08/2042	3,000,000	2,754,090 (1)

					5,055,990

Russia - 3.66%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	1,500,000	1,406,437 (1)(4)
Evraz Group SA	USD	6.750%	04/27/2018	1,500,000	1,335,000 (1)(4)
Severstal OAO Via Steel Capital SA	USD	5.900%	10/17/2022	2,000,000	1,860,000 (1)(4)
Vimpel Communications Holdings BV	USD	7.504%	03/01/2022	1,194,000	1,111,913 (3)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	1,000,000	957,500 (3)

					6,670,850

Trinidad - 0.17%
Columbus International Inc.	USD	7.375%	03/30/2021	280,000	302,400 (4)

Venezuela - 13.06%
Petroleos de Venezuela SA:
	USD	5.250%	04/12/2017	14,532,200	9,082,625 (1)(3)
	USD	8.500%	11/02/2017	10,301,400	7,507,145 (1)(3)
	USD	9.000%	11/17/2021	495,000	272,250 (3)
	USD	6.000%	05/16/2024	14,688,210	6,738,216 (1)(3)
	USD	6.000%	11/15/2026	439,025	184,391 (3)

					23,784,627

TOTAL CORPORATE BONDS (Cost $81,529,669)					73,174,341

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	9

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
CREDIT LINKED NOTES - 5.37%
Indonesia - 3.61%
Republic of Indonesia:
	Deutsche Bank AG London	IDR	7.000%	05/15/2022	57,300,000,000	$4,520,098
	Deutsche Bank AG London	IDR	5.625%	05/17/2023	28,600,000,000	2,049,995

						6,570,093

Venezuela - 1.76%
Petroleos De Venezuela	Credit Suisse First Boston	USD	5.233%	12/20/2016	5,480,000	3,200,729

TOTAL CREDIT LINKED NOTES (Cost $12,079,295)						9,770,822

EXCHANGE TRADED FUNDS - 5.91%
iShares® MSCI Brazil Capped Fund		USD	N/A	N/A	89,000	3,724,650
iShares® MSCI Turkey ETF		USD	N/A	N/A	49,000	2,826,320
Vanguard® FTSE Emerging Markets ETF		USD	N/A	N/A	100,000	4,217,000

TOTAL EXCHANGE TRADED FUNDS (Cost $12,126,575)						10,767,970

SHORT TERM INVESTMENTS - 0.80%
Money Market Mutual Funds - 0.80%
Dreyfus Treasury Prime Cash Advantage Fund - Institutional Advantage Shares (7-Day Yield)		USD	0.00004%	N/A	1,463,378	1,463,378

TOTAL SHORT TERM INVESTMENTS (Cost $1,463,378)						1,463,378

Total Investments - 141.06% (Cost $288,190,100)						256,824,389
Liabilities in Excess of Other Assets - (41.06)%						(74,761,570)

Net Assets - 100.00%						$182,062,819

*	The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Columbian Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
TRY	-	New Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	On November 30, 2014, securities valued at $100,761,370 were pledged as collateral for reverse repurchase agreements.
(2)	Security is in default and therefore is non-income producing.
(3)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to teh Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2014, the aggregate market value of those securities was $69,736,282, which represents approximately 38.30% of net assets.

See Notes to Financial Statements.
10	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $46,939,694, which represents approximately 25.78% of net assets as of November 30, 2014.

(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of November 30, 2014.
(7)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of November 30, 2014.

Common Abbreviations:

BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
ETF	-	Exchange Traded Fund.
FTSE	-	Financial Times and the London Stock Exchange.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company wtih limited liability.
JSC	-	Joint Stock Company.
LLC	-	Limited Liability Company.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbuka is the Indonesian term for limited liability company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV	-	A variable capital company.
SAB de CV	-	A variable capital company.
SAC	-	Sociedad Anonima Abierta is the Peruvian term used for a publicly traded corporation.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets	BRL	55,780,075	Sale	12/02/2014	$21,647,273	$1,328,291
Citigroup Global Markets	BRL	10,963,824	Purchase	12/02/2014	4,254,869	4,830
Citigroup Global Markets	BRL	34,182,767	Sale	01/05/2015	13,131,763	390,169
J.P. Morgan Chase & Co.	EUR	363,700	Sale	01/08/2015	452,376	2,696

						$1,725,986

Citigroup Global Markets	BRL	44,816,251	Purchase	12/02/2014	$17,392,405	$(417,305)

						$(417,305)

**	The contracted amount is stated in the currency in which the contract is denominated.

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Value
Credit Suisse First Boston	0.450%	05/16/2013	$1,868,989
Credit Suisse First Boston	0.750%	03/25/2014	823,400
Credit Suisse First Boston	0.750%	04/04/2014	1,460,250
Credit Suisse First Boston	0.750%	05/30/2014	3,720,581
Credit Suisse First Boston	0.500%	08/11/2014	1,155,000
Credit Suisse First Boston	0.500%	09/10/2014	4,560,000
Credit Suisse First Boston	0.750%	09/11/2014	2,360,000
Credit Suisse First Boston	0.500%	09/22/2014	2,716,200
Credit Suisse First Boston	0.750%	09/22/2014	1,675,000
Credit Suisse First Boston	0.850%	10/09/2014	2,752,000
Credit Suisse First Boston	0.750%	10/17/2014	3,335,460
Credit Suisse First Boston	0.700%	10/27/2014	1,242,000
Credit Suisse First Boston	0.450%	11/04/2014	2,078,220
Credit Suisse First Boston	(0.250)%	11/05/2014	1,468,000

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	11

Stone Harbor Emerging Markets Total Income Fund	Statement of Investments
November 30, 2014 (Unaudited)

REVERSE REPURCHASE AGREEMENTS (continued)

Counterparty	Interest Rate	Acquisition Date	Value
J.P. Morgan Chase & Co.	0.550%	11/18/2013	$2,069,963
J.P. Morgan Chase & Co.	0.650%	06/17/2014	1,986,143
J.P. Morgan Chase & Co.	0.450%	06/25/2014	1,981,374
J.P. Morgan Chase & Co.	0.750%	06/25/2014	12,264,149
J.P. Morgan Chase & Co.	0.650%	06/25/2014	2,333,335
J.P. Morgan Chase & Co.	0.000%	06/25/2014	962,796
J.P. Morgan Chase & Co.	0.700%	06/25/2014	1,593,830
J.P. Morgan Chase & Co.	0.850%	07/10/2014	2,628,240
J.P. Morgan Chase & Co.	0.750%	07/10/2014	2,202,630
J.P. Morgan Chase & Co.	1.050%	07/10/2014	2,419,522
J.P. Morgan Chase & Co.	0.250%	08/08/2014	1,621,800
J.P. Morgan Chase & Co.	0.450%	08/14/2014	3,780,000
J.P. Morgan Chase & Co.	0.250%	09/08/2014	4,864,125
J.P. Morgan Chase & Co.	0.850%	09/25/2014	2,100,000
J.P. Morgan Chase & Co.	0.850%	11/21/2014	1,821,567
J.P. Morgan Chase & Co.	0.000%	11/24/2014	879,214
Nomura Securities	0.600%	03/19/2014	1,179,375
Nomura Securities	0.650%	03/19/2014	1,313,547
Nomura Securities	0.250%	07/28/2014	341,250
Nomura Securities	0.650%	09/10/2014	3,375,000
Nomura Securities	0.100%	09/24/2014	2,476,688
Nomura Securities	0.250%	11/05/2014	1,730,430

			$87,140,078

All agreements can be terminated by either party on demand at value plus accrued  interest.

CREDIT DEFAULT SWAP CONTRACTS ON SOVEREIGN DEBT OBLIGATIONS ISSUE - SELL PROTECTION(8)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at November 30, 2014(9)	Notional Amount(10)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Petroleos de Venezuela	Credit Suisse First Boston	5.000%	06/20/2016	33.960%	$562,000	$184,422	$170,005	$(14,417)

						$184,422	$170,005	$(14,417)

(8)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(9)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(10)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.
12	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Assets & Liabilities
November 30, 2014 (Unaudited)

ASSETS:
Investments, at value(1)	$256,824,389
Unrealized appreciation on forward foreign currency contracts	1,725,986
Receivable for investments sold	344,579
Deposits with brokers for reverse repurchase agreements	6,017,000
Receivable on swap contracts	5,464
Dividends and interest receivable	6,701,065
Prepaid and other assets	21,500
Total Assets	271,639,983

LIABILITIES:
Bank overdraft	181,733
Payable for reverse repurchase agreements	87,140,078
Interest payable on reverse repurchase agreements	187,056
Payable due to brokers for forward foreign currency contracts	1,045,000
Swap premium received	170,005
Unrealized depreciation on forward foreign currency contracts	417,305
Unrealized depreciation on credit default swap contracts	14,417
Payable to adviser	221,301
Payable to administrator	69,356
Other payables	130,913
Total Liabilities	89,577,164
Net Assets	$182,062,819

NET ASSETS CONSIST OF:
Paid-in capital	$227,365,256
Undistributed net investment income	991,298
Accumulated net realized loss on investments, credit default swap contracts, forward foreign currency contracts and foreign currency transactions	(16,066,688)

Net unrealized depreciation on investments, credit default swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(30,227,047)
Net Assets	$182,062,819

PRICING OF SHARES:
Net Assets	$182,062,819
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	9,613,154
Net assets value, offering and redemption price per share	$18.94

(1) Cost of Investments	$288,190,100

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	13

Stone Harbor Emerging Markets Total Income Fund	Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

INVESTMENT INCOME:
Interest	$11,540,504
Dividends	215,370
Total Investment Income	11,755,874

EXPENSES:
Investment advisory fees	1,423,905
Administration fees	217,673
Interest on reverse repurchase agreements	247,091
Custodian fees	69,904
Professional fees	60,348
Printing fees	22,880
Trustee fees	30,972
Transfer agent fees	9,080
Insurance fees	6,486
Other	12,099
Total Expenses	2,100,438
Net Investment Income	9,655,436

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(1,883,097)
Credit default swap contracts	1,795
Forward foreign currency contracts	90,448
Foreign currency transactions	(1,570,803)
Net realized loss	(3,361,657)
Net change in unrealized appreciation/(depreciation) on:
Investments	(20,352,166)
Credit default swap contracts	(14,417)
Forward foreign currency contracts	1,425,074
Translation of assets and liabilities denominated in foreign currencies	(215,609)
Net change in unrealized depreciation	(19,157,118)
Net Realized and Unrealized Loss on Investments	(22,518,775)
Net Decrease in Net Assets Resulting from Operations	$(12,863,339)

See Notes to Financial Statements.
14	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Statement of Changes in Net Assets

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014

OPERATIONS:
Net investment income	$9,655,436	$16,238,121
Net realized loss on investments, credit default swap contracts, forward foreign currency contracts and foreign currency transactions	(3,361,657)	(16,489,987)
Net change in unrealized depreciation on investments, credit default swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(19,157,118)	(1,511,022)
Net decrease in net assets resulting from operations	(12,863,339)	(1,762,888)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,715,285)	(15,007,367)
From net realized gains	–	(762,665)
From tax return of capital	–	(1,660,026)
Net decrease in net assets from distributions to shareholders	(8,715,285)	(17,430,058)

CAPITAL SHARE TRANSACTIONS:
Net asset value of common shares issued to stockholders from reinvestment of dividends	–	71,876
Net increase in net assets from capital share transactions	–	71,876

Net Decrease in Net Assets	(21,578,624)	(19,121,070)

NET ASSETS:
Beginning of period	203,641,443	222,762,513
End of period (including undistributed net investment income of $991,298 and $51,147)	$182,062,819	$203,641,443

OTHER INFORMATION:
Share Transactions:
Beginning shares	9,613,154	9,609,770
Shares issued as reinvestment of dividends	–	3,384
Shares outstanding - end of period	9,613,154	9,613,154

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	15

Stone Harbor Emerging Markets Total Income Fund	Statement of Cash Flows
For the Six Months Ended November 30, 2014 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(12,863,339)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(158,092,799)
Proceeds from disposition of investment securities	161,385,727
Net sale of short-term investment securities	2,433,184
Net payments on credit default swap contracts	171,800
Net amortization of discounts and accretion of premiums	(1,234,548)
Net realized (gain)/loss on:
Investments	1,883,097
Credit default swaps contracts	(1,795)
Net change in unrealized (appreciation)/depreciation on:
Investments	20,352,166
Credit default swap contracts	14,417
Forward foreign currency contracts	(1,425,074)
Translation of assets and liabilities denominated in foreign currencies	215,609
Increase in deposits with brokers for credit default swap contracts, reverse repurchase agreements, and forward foreign currency contracts	(5,737,000)
Increase in dividends and interest receivable	(1,371,146)
Increase in receivable on swap contracts	(5,464)
Increase in prepaid and other assets	(7,901)
Increase in bank overdraft	181,733
Decrease in payable due to brokers for credit default swap contracts, reverse repurchase agreements, and forward foreign currency contracts	(2,264,000)
Decrease in payable to adviser	(21,209)
Increase in payable to administrator	31,544
Decrease in other payables	(45,669)
Decrease in interest due on reverse repurchase agreements	(7,950)
Net cash provided by operating activities	3,591,383

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by reverse repurchase agreements	5,214,131
Cash distributions paid	(8,715,285)
Net cash used in financing activities	(3,501,154)

Effect of exchange rates on Cash	(215,609)

Net decrease in cash and foreign rates on cash and foreign currency	(125,380)
Cash, beginning balance	125,380
Cash, ending balance	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest on reverse repurchase agreeements:	$255,041

See Notes to Financial Statements.
16	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014	For the Period October 25, 2012 (Commencement of Operations) to May 31, 2013

Net asset value - beginning of period	$21.18	$23.18	$23.88
Income/(loss) from investment operations:
Net investment income(1)	1.00	1.69	0.95
Net realized and unrealized loss on investments	(2.33)	(1.88)	(0.60)
Total income/(loss) from investment operations	(1.33)	(0.19)	0.35

Less distributions to common shareholders:
From net investment income	(0.91)	(1.56)	(0.85)
From net realized gains	–	(0.08)	(0.15)
From tax return of capital	–	(0.17)	–
Total distributions	(0.91)	(1.81)	(1.00)

Capital share transactions:
Common share offering costs charged to paid-in capital	–	–	(0.05)
Total capital share transactions	–	–	(0.05)
Net Decrease in Net Asset Value	(2.24)	(2.00)	(0.70)
Net asset value - end of period	$18.94	$21.18	$23.18

Market price - end of period	$17.60	$19.95	$23.95

Total Return(2)(3)	(6.21%)	0.28%	1.12%
Total Return - Market Price(2)(3)	(7.48%)	(8.58%)	(0.20%)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$182	$204	$223
Ratio of expenses to average net assets	2.14%(4)	2.14%	1.87%(4)
Ratio of net investment income to average net assets	9.86%(4)	8.25%	6.48%(4)
Ratio of expenses to average managed assets(5)	1.48%(4)	1.49%	1.44%(4)
Portfolio turnover rate	43%	91%	112%

Borrowings at End of Period
Aggregate Amount Outstanding (in millions)	$87	$82	$73
Asset Coverage Per $1,000 (in millions)	$3	$3	$4

(1)	Calculated using average shares throughout the period.
(2)

Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(3)	Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	Average managed assets represent net assets applicable to common shares plus average amount of borrowings during the period.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	17

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Emerging Markets Total Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized as a Massachusetts business trust on May 25, 2012 pursuant to an Agreement and Declaration of Trust governed by the laws of The Commonwealth of Massachusetts (the “Declaration of Trust”). The Fund commenced operations on October 25, 2012. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 4,188 shares of beneficial interest (“Common Shares”) in the Fund to the Stone Harbor Investment Partners LP (the “Adviser” or “Stone Harbor”) at a price of $23.88 per share. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “EDI.”

The Fund’s investment objective is to maximize total return, which consists of income and capital appreciation from investments in emerging markets securities. The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in emerging markets debt. Emerging markets debt includes fixed income securities and other instruments (including derivatives) that are economically tied to emerging market countries, that are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked or otherwise related to those countries’ markets, currencies, economies or ability to repay loans. A security or instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”). The policies are in conformity with GAAP. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans and linked notes, are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Credit default swaps are priced by an independent pricing service based off of the underlying terms of the swap. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees (the “Board”). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value. Foreign currency positions including forward currency contracts are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

18	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The following is a summary of the Fund’s investment and financial instruments based on the three-tier hierarchy as of November 30, 2014:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations	$–	$161,647,878	$–	$161,647,878
Corporate Bonds	–	73,174,341	–	73,174,341
Credit Linked Notes	–	9,770,822	–	9,770,822
Exchange Traded Funds	10,767,970	–	–	10,767,970
Short Term Investments	1,463,378	–	–	1,463,378
Total	$12,231,348	$244,593,041	$–	$256,824,389

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$1,725,986	$–	$1,725,986
Liabilities
Forward Foreign Currency Contracts	–	(417,305)	–	(417,305)
Credit Default Swap Contracts	–	(14,417)	–	(14,417)
Total	$–	$1,294,264	$–	$1,294,264

*	For detailed Country descriptions, see accompanying Statement of Investments.
**

Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no transfers in or out of Levels 1 and 2 during the period ended November 30, 2014. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of the Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Board which meets at least quarterly.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Semi-Annual Report | November 30, 2014	19

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

ETFs and Other Investment Companies Risk: The Fund may invest in an ETF or other investment company. The Fund will be subject to the risks of the underlying securities in which the other investment company invests. In addition, as a shareholder in an ETF or other investment company, the Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may use leverage, in which case an investment would subject the Fund to additional risks associated with leverage. The Fund may invest in other investment companies for which the Investment Manager or an affiliate serves as investment manager or with which the Investment Manager is otherwise affiliated. The relationship between the Investment Manager and any such other investment company could create a conflict of interest between the Investment Manager and the Fund.

In addition to the risks related to investing in investment companies generally, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index or markets the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

Credit Linked Notes: The Fund may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers” or “Payable due to brokers”, respectively. Securities collateral pledged for the same purpose is noted on the Statement of Investments.

Leverage: The Fund may borrow from banks and other financial institutions and may also borrow additional funds by entering into reverse repurchase agreements or the issuance of debt securities (collectively, “Borrowings”) in an amount that does not exceed 33 1/3% of the Fund’s Total Assets (defined in Note 4) immediately after such transactions. It is possible that following such Borrowings, the assets of the Fund will decline due to market conditions such that this 33 1/3% limit will be exceeded. In that case, the leverage risk to Common Shareholders will increase.

In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. As all agreements can be terminated by either party on demand, face value approximates fair value at November 30, 2014. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the six month period ended November 30, 2014, the average amount of reverse repurchase agreements outstanding was $88,697,858, at a weighted average interest rate of 0.55%.

Loan Participations and Assignments: The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, or any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

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Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Leverage Risk: Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of NAV per share and market price of, and dividends paid on, the Common Shares. There is a risk that fluctuations in the interest rates on any Borrowings held by the Fund may adversely affect the return to the Common Shareholders. If the income from the securities purchased with the proceeds of leverage is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to the Common Shareholders as dividends and other distributions will be reduced.

The Fund may choose not to use leverage at all times. The amount and composition of leverage used may vary depending upon a number of factors, including economic and market conditions in the relevant emerging market countries, the availability of relatively attractive investment opportunities not requiring leverage and the costs and risks that the Fund would incur as a result of leverage.

Credit and Market Risk: The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

Distributions to Shareholders: The Fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Federal and Other Taxes: No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Code applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have more than a 50 percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six month period ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter in various types of derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if the Fund were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities

Semi-Annual Report | November 30, 2014	21

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

that tend to have higher yields are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-grade bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund’s use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type below and in the notes that follow.

Forward Foreign Currency Contracts: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets & Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Default Swap Contracts: The Fund may enter into credit default swap contracts for hedging purposes to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no event of default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The periodic swap payments received or made by the Fund are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded as unrealized appreciation (depreciation) and shown on the Fund’s Statement of Operations. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid.

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Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk and generally pay a return to the counterparty only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

The tables below are a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair Values of derivative instruments on the Statement of Assets & Liabilities as of November 30, 2014:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign Exchange Rate Risk	Unrealized appreciation on forward foreign currency contracts	$1,725,986	Unrealized depreciation on forward foreign currency contracts	$(417,305)
Credit Risk	Unrealized appreciation on credit default swap contracts	–	Unrealized depreciation on credit default swap contracts	(14,417)

Total		$1,725,986		$(431,722)

The number of forward foreign currency contracts and credit default swap contracts held at November 30, 2014 is representative of activity during the six month period ended November 30, 2014.

For the six month period ended November 30, 2014 the effect of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Realized gain on Derivatives	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Forward Exchange Rate Risk	Net realized gain on forward foreign currency contracts/Net change in unrealized appreciation on forward foreign currency contracts	90,448	1,425,074
Credit Risk	Net realized gain on credit default swap contracts/ Net change in unrealized depreciation on credit default swap contracts	$1,795	$(14,417)

Total		$92,243	$1,410,657

Offsetting Arrangements: Certain derivative contracts and reverse repurchase agreements are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Semi-Annual Report | November 30, 2014	23

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

The following table presents derivative financial instruments and reverse repurchase arrangements that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of November 30, 2014.

Offsetting of Derivatives Assets
November 30, 2014
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount Receivable
Forward foreign currency contracts	$1,725,986	$–	$1,725,986	$(417,305)	$(1,045,000)	$263,681
Total	$1,725,986	$–	$1,725,986	$(417,305)	$(1,045,000)	$263,681

Offsetting of Derivatives Liabilities
November 30, 2014
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Forward foreign currency contracts	$417,305	$–	$417,305	$(417,305)	$–	$–
Reverse repurchase agreements	87,140,078	–	87,140,078	(87,140,078)	–	–
Credit default swap contracts	14,417	–	14,417	–	–	14,417
Total	$87,571,800	$–	$87,571,800	$(87,557,383)	$–	$14,417

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of November 30, 2014.

The tax character of the distributions paid by the Fund during the fiscal year ended May 31, 2014 was as follows:

For the Year Ended May 31, 2014
Ordinary Income	$15,770,032
Return of Capital	1,660,026

Total	$17,430,058

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Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

Components of Distributable Earnings on a Tax Basis: As of May 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$–
Accumulated Capital Loss	(12,683,186)
Unrealized Depreciation	(11,091,774)
Cumulative Effect of Other Timing Difference*	51,147

Total	$(23,723,813)

*	Other temporary differences due to timing consist of mark-to-market on forward foreign currency contracts and amortization of credit default swap expenses.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended May 31, 2014, certain differences were reclassified. These differences were primarily attributed to the differing tax treatment of foreign currencies and certain other investments. The amounts reclassified did not affect net assets.

The reclassifications were as follows:

Fund	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Stone Harbor Emerging Markets Total Income Fund	$–	$(3,819,409)	$3,819,409

Capital Losses: As of May 31, 2014 the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code.

Capital losses carried forward were as follows:

Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Total Income Fund	$6,214,562	$–

The Fund elects to defer to the period ending May 31, 2015, capital losses recognized during the period November 1, 2013 to May 31, 2014 in the amount of:

Fund	Amount
Stone Harbor Emerging Markets Total Income Fund	$6,468,624

Unrealized Appreciation and Depreciation on Investments: At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Stone Harbor Emerging Markets Total Income Fund
Gross appreciation on investments (excess of value over tax cost)	$2,576,212
Gross depreciation on investments (excess of tax cost over value)	(33,971,768)

Net unrealized depreciation	$(31,395,556)

Cost of investments for income tax purposes	$288,219,945

4. ADVISORY FEES, TRUSTEE FEES, ADMINISTRATION FEES, CUSTODY FEES AND TRANSFER AGENT FEES

The Adviser receives a monthly fee at the annual rate of 1.00% of the average daily value of the Fund’s total assets (including any assets attributable to any leverage used) minus the Fund’s accrued liabilities (other than Fund liabilities incurred for any leverage) (“Total Assets”).

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Under the administration agreement, ALPS is responsible for calculating the net asset value of the common shares and generally managing the administrative affairs of the Fund. ALPS receives a monthly fee at an annual rate of 0.15% of the average daily value of the Fund’s Total Assets.

The Bank of New York Mellon serves as the Fund’s custodian. Computershare, Inc. serves as the Fund’s transfer agent.

Semi-Annual Report | November 30, 2014	25

Stone Harbor Emerging Markets Total Income Fund	Notes to Financial Statements
November 30, 2014 (Unaudited)

During the reporting period, the Fund paid each Trustee who is not a director, officer, employee or affiliate of Stone Harbor or ALPS, a fee of $5,000 per quarter and $250 for each additional meeting of the Board of Trustees in which that Trustee participated. The Fund will also reimburse independent Trustees for travel and out-of-pocket expenses incurred in connection with such meetings.

5. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the year ended November 30, 2014, were as follows:

Purchases	Sales
$ 117,785,168	$ 115,436,872

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. SUBSEQUENT EVENTS

On December 8, 2014 the Fund’s custodian was changed from the Bank of New York Mellon to State Street Bank and Trust Company.

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Stone Harbor Emerging Markets Total Income Fund	Summary of Dividend Reinvestment Plan
November 30, 2014 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at 1-866-390-3910.

Semi-Annual Report | November 30, 2014	27

Stone Harbor Emerging Markets Total Income Fund	Additional Information
November 30, 2014 (Unaudited)

FUND PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) on the SEC’s website at http://www.sec.gov, or (2) they may be reviewed and copied at the SEC’s Public Reference Room in Washington DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PROXY VOTING

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available (1) without charge, upon request, by calling 1-877-206-0791, or (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year (1) without charge, upon request, by calling 1-877-206-0791, (2) on the SEC’s website at http://www.sec.gov.

SHAREHOLDER TAX INFORMATION

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the year ended May 31, 2014. The Fund designates the following as a percentage of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2013:

Stone Harbor Emerging Markets Total Income Fund
Dividends Received Deduction Percentage	0.00%
Qualified Dividend Income Percentage	0.00%

In early 2014, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2013 via Form 1099. The Fund will notify shareholders in early 2015 of amounts paid to them by the Fund, if any, during the calendar year 2014.

SENIOR OFFICER CODE OF ETHICS

The Fund files a copy of its code of ethics that applies to the Fund’s principal executive officer, principal financial officer or controller, or persons performing similar functions, with the SEC as an exhibit to its annual report on Form N-CSR. This will be available on the SEC’s website at http://www.sec.gov.

PRIVACY POLICY

Stone Harbor Emerging Markets Total Income Fund (the “Fund”) has adopted the following privacy policies in order to safeguard the personal information of the Fund’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Fund officers are responsible for ensuring that the following policies and procedures are implemented:

1.

The Fund is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations.(1) The Fund will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2.

The Fund conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Fund. The Fund does not have any employees. It is anticipated that the trustees and officers of the Fund who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Fund.

3.	The Fund may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4.

The Fund may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Fund will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

28	www.shiplpcef.com

Stone Harbor Emerging Markets Total Income Fund	Additional Information
November 30, 2014 (Unaudited)

Consistent with these policies, the Fund adopts the following procedures:

1.

The Fund will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2.

The Fund will direct each of its Service Providers to adhere to the privacy policy of the Fund and to their respective privacy policies with respect to the Fund’s customer information and to take all action reasonably necessary so that the Fund is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3.	Each Service Provider is required to promptly report to the officers of the Fund any material changes to its privacy policy before, or promptly after, the adoption of such changes.

(1)	Generally, the Fund has institutional clients which are not considered “customers” for purposes of Regulation S-P.

This report, including the financial information herein, is transmitted to the shareholders of Stone Harbor Emerging Markets Total Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase its common shares in the open market.

Information on the Fund is available at www.shiplpcef.com or by calling the Fund’s shareholder servicing agent at 1-866-390-3910.

Semi-Annual Report | November 30, 2014	29

Stone Harbor Emerging Markets Total Income Fund	Benchmark Descriptions
November 30, 2014 (Unaudited)

Index	Description
J.P. Morgan EMBI Global Diversified	The J.P. Morgan EMBI Global Diversified (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.
J.P. Morgan CEMBI Broad Diversified	The J.P. Morgan CEMBI Broad Diversified tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in emerging market countries and consists of an investable universe of corporate bonds. The CEMBI Broad Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.
J.P. Morgan GBI-EM Global Diversified	The J.P. Morgan GBI-EM Global Diversified consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index.

30	www.shiplpcef.com

Intentionally Left Blank

INVESTMENT ADVISER

Stone Harbor Investment Partners LP

31 W. 52nd Street 16th Floor

New York, New York 10019

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, Colorado 80202

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Emerging Markets Total Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer

Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Stone Harbor Emerging Markets Total Income Fund

By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer

Date:	February 6, 2015

By:	/s/ Thomas M. Reynolds
Thomas M. Reynolds
Principal Financial Officer/Principal Accounting Officer

Date:	February 6, 2015